John Hancock
Opportunistic Fixed Income Fund
Quarterly portfolio holdings 11/30/2022

Fund’s investments
As of 11-30-22 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 15.7%					$16,939,240
(Cost $16,810,124)
U.S. Government 0.8%					918,597
U.S. Treasury
Bond	3.000	08-15-52		7,300	6,251
Bond	4.000	11-15-52		1,000	1,040
Note (A)	2.750	08-15-32		58,300	54,000
Note	4.125	10-31-27		19,800	20,052
Note	4.125	11-15-32		30,700	31,899
Note	4.250	09-30-24		14,700	14,656
Treasury Inflation Protected Security	0.250	02-15-50		1,108,214	790,699
U.S. Government Agency 14.9%					16,020,643
Federal National Mortgage Association
30 Yr Pass Thru (B)	4.500	TBA		4,705,000	4,580,026
30 Yr Pass Thru (B)	4.500	TBA		4,713,000	4,587,813
30 Yr Pass Thru (B)	5.000	TBA		3,440,000	3,423,873

30 Yr Pass Thru (B)	5.000	TBA		3,444,000	3,428,931
Foreign government obligations 48.2%					$51,877,974
(Cost $61,548,268)
Argentina 0.0%					55,654
Republic of Argentina
Bond	1.000	07-09-29		7,467	1,892
Bond (1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter)	1.500	07-09-35		229,987	53,762
Australia 3.3%					3,517,369
Commonwealth of Australia
Bond	0.250	11-21-32	AUD	3,280,000	2,164,631
Bond	1.750	06-21-51	AUD	1,350,000	579,256
Inflation Linked Bond	1.495	08-21-40	AUD	990,000	773,482
Benin 0.2%					181,032
Republic of Benin
Bond	4.950	01-22-35	EUR	240,000	181,032
Brazil 3.4%					3,624,492
Federative Republic of Brazil
Bill (C)	13.596	01-01-24	BRL	1,030,000	172,453
Bond	10.000	01-01-33	BRL	307,000	52,784
Note	6.000	05-15-55	BRL	1,864,000	1,431,554
Note	10.000	01-01-25	BRL	2,564,000	487,928
Note	10.000	01-01-27	BRL	605,000	111,567
Note	10.000	01-01-29	BRL	7,638,000	1,368,206
Bulgaria 0.7%					722,351
Republic of Bulgaria
Bond	1.375	09-23-50	EUR	750,000	461,473
Bond	3.125	03-26-35	EUR	110,000	102,628
Bond	4.125	09-23-29	EUR	152,000	158,250
Canada 1.3%					1,393,742
Government of Canada
Bond	4.000	12-01-31	CAD	1,503,864	1,393,742
Chile 0.3%					311,561
Republic of Chile
Bond (D)	4.700	09-01-30	CLP	75,000,000	81,435
Bond	5.000	03-01-35	CLP	130,000,000	143,650
2	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Chile (continued)
Bond	6.000	01-01-43	CLP	70,000,000	$86,476
Colombia 1.3%					1,435,835
Republic of Colombia
Bond	3.875	03-22-26	EUR	145,000	142,935
Bond	3.875	02-15-61		260,000	141,407
Bond	6.000	04-28-28	COP	85,500,000	13,109
Bond	6.125	01-18-41		260,000	203,580
Bond	6.250	07-09-36	COP	156,000,000	18,538
Bond	7.250	10-18-34	COP	1,492,600,000	202,396
Bond	7.250	10-26-50	COP	349,500,000	41,013
Bond	7.500	08-26-26	COP	829,900,000	145,991
Bond	7.750	09-18-30	COP	1,423,200,000	220,257
Bond	9.250	05-28-42	COP	1,484,800,000	221,821
Bond	10.000	07-24-24	COP	421,200,000	84,788
Czech Republic 0.6%					602,533
Czech Republic
Bond	0.950	05-15-30	CZK	5,090,000	166,249
Bond	1.200	03-13-31	CZK	880,000	28,397
Bond	1.500	04-24-40	CZK	630,000	16,587
Bond	1.750	06-23-32	CZK	1,930,000	63,806
Bond	2.000	10-13-33	CZK	2,250,000	74,034
Bond	2.500	08-25-28	CZK	4,180,000	158,147
Bond	3.500	05-30-35	CZK	610,000	23,048
Bond	6.000	02-26-26	CZK	1,640,000	72,265
Egypt 0.3%					361,099
Arab Republic of Egypt
Bond	7.903	02-21-48		560,000	361,099
El Salvador 0.0%					54,750
Republic of El Salvador
Bond	7.125	01-20-50		150,000	54,750
Greece 0.2%					272,956
Republic of Greece
GDP-Linked Note (E)	4.484*	10-15-42	EUR	119,230,000	272,956
Hungary 1.1%					1,210,410
Republic of Hungary
Bond	0.500	11-18-30	EUR	100,000	73,185
Bond	1.625	04-28-32	EUR	455,000	345,878
Bond	1.750	06-05-35	EUR	555,000	391,642
Bond	2.250	04-20-33	HUF	21,460,000	32,739
Bond	3.000	08-21-30	HUF	13,710,000	24,893
Bond	3.000	10-27-38	HUF	28,110,000	39,216
Bond	3.250	10-22-31	HUF	44,030,000	78,138
Bond	4.500	03-23-28	HUF	44,250,000	92,830
Bond	4.750	11-24-32	HUF	26,270,000	51,374
Bond	7.625	03-29-41		74,000	80,515
Iceland 2.6%					2,853,350
Republic of Iceland
Bond	5.000	11-15-28	ISK	431,960,000	2,853,350
Indonesia 1.2%					1,334,077
Republic of Indonesia
Bond	1.400	10-30-31	EUR	795,000	638,886
Bond	6.375	08-15-28	IDR	386,000,000	24,161
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	3

	Rate (%)	Maturity date		Par value^	Value
Indonesia (continued)
Bond	6.375	04-15-32	IDR	2,029,000,000	$123,847
Bond	6.500	06-15-25	IDR	748,000,000	47,682
Bond	7.000	05-15-27	IDR	1,887,000,000	121,642
Bond	7.125	06-15-42	IDR	297,000,000	18,878
Bond	7.500	08-15-32	IDR	2,995,000,000	197,013
Bond	7.500	06-15-35	IDR	127,000,000	8,335
Bond	7.500	05-15-38	IDR	1,676,000,000	109,803
Bond	7.500	04-15-40	IDR	675,000,000	43,830
Japan 5.7%					6,145,152
Government of Japan
CPI Linked Bond	0.100	03-10-28	JPY	492,025,553	3,737,670
CPI Linked Bond	0.100	03-10-29	JPY	315,117,738	2,407,482
Macedonia 0.3%					311,717
Republic of North Macedonia
Bond	1.625	03-10-28	EUR	200,000	165,880
Bond	2.750	01-18-25	EUR	150,000	145,837
Malaysia 1.1%					1,185,029
Government of Malaysia
Bond	2.632	04-15-31	MYR	1,065,000	213,527
Bond	3.478	06-14-24	MYR	910,000	204,490
Bond	3.582	07-15-32	MYR	390,000	84,079
Bond	3.882	03-14-25	MYR	1,265,000	284,875
Bond	3.885	08-15-29	MYR	1,015,000	224,448
Bond	3.906	07-15-26	MYR	330,000	74,272
Bond	4.254	05-31-35	MYR	160,000	35,599
Bond	4.696	10-15-42	MYR	275,000	63,739
Mexico 1.4%					1,466,372
Government of Mexico
Bond	2.125	10-25-51	EUR	300,000	176,650
Bond	3.625	04-09-29	EUR	145,000	148,608
Bond	5.500	03-04-27	MXN	2,695,000	120,799
Bond	5.750	03-05-26	MXN	1,645,400	76,051
Bond	7.500	06-03-27	MXN	7,263,400	350,284
Bond	7.750	05-29-31	MXN	2,456,900	115,736
Bond	7.750	11-13-42	MXN	2,554,200	113,128
Bond	8.000	11-07-47	MXN	1,572,900	71,506
Bond	8.000	07-31-53	MXN	1,044,600	47,220
Bond	8.500	05-31-29	MXN	881,900	43,828
Bond	8.500	11-18-38	MXN	2,903,400	139,807
Bond	10.000	11-20-36	MXN	1,151,600	62,755
New Zealand 5.1%					5,501,931
Government of New Zealand
Bond	1.500	05-15-31	NZD	145,000	74,468
Bond	2.750	05-15-51	NZD	2,030,000	958,252
Inflation Linked Bond	2.937	09-20-40	NZD	755,000	576,344
Inflation Linked Bond	2.968	09-20-35	NZD	1,110,000	856,287
Inflation Linked Bond	3.617	09-20-30	NZD	3,735,000	3,036,580
Panama 0.1%					148,339
Republic of Panama
Bond	4.500	04-01-56		200,000	148,339
Peru 1.0%					1,043,860
Republic of Peru
4	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Peru (continued)
Bond	1.250	03-11-33	EUR	205,000	$157,310
Bond	3.750	03-01-30	EUR	100,000	101,106
Bond	5.940	02-12-29	PEN	125,000	30,536
Bond	6.150	08-12-32	PEN	600,000	140,670
Bond	6.350	08-12-28	PEN	1,495,000	376,102
Bond	6.900	08-12-37	PEN	265,000	63,368
Bond	6.950	08-12-31	PEN	210,000	53,021
Bond	8.200	08-12-26	PEN	445,000	121,747
Philippines 0.4%					419,893
Republic of the Philippines
Bond	1.200	04-28-33	EUR	100,000	79,457
Bond	1.750	04-28-41	EUR	485,000	340,436
Poland 0.7%					722,052
Republic of Poland
Bond	1.750	04-25-32	PLN	1,230,000	182,829
Bond	2.750	04-25-28	PLN	395,000	72,551
Bond	2.750	10-25-29	PLN	415,000	72,405
Bond	3.250	07-25-25	PLN	730,000	148,349
Bond	3.750	05-25-27	PLN	1,260,000	245,918
Romania 1.0%					1,060,328
Republic of Romania
Bond	2.000	01-28-32	EUR	115,000	83,856
Bond	2.124	07-16-31	EUR	110,000	83,108
Bond	2.500	02-08-30	EUR	110,000	91,034
Bond (D)	2.625	12-02-40	EUR	120,000	72,901
Bond	2.625	12-02-40	EUR	145,000	88,088
Bond (D)	2.750	04-14-41	EUR	360,000	221,224
Bond	3.650	09-24-31	RON	240,000	37,261
Bond	3.875	10-29-35	EUR	110,000	86,854
Bond	4.750	10-11-34	RON	365,000	57,527
Bond	5.800	07-26-27	RON	760,000	148,598
Bond	6.700	02-25-32	RON	465,000	89,877
Russia 0.7%					810,209
Government of Russia
Bond (F)	5.900	03-12-31	RUB	164,810,000	810,209
Saudi Arabia 0.4%					393,592
Kingdom of Saudi Arabia
Bond (D)	2.250	02-02-33		486,000	393,592
Serbia 0.3%					293,492
Republic of Serbia
Bond	1.500	06-26-29	EUR	280,000	218,884
Bond	1.650	03-03-33	EUR	110,000	74,608
Slovenia 0.1%					94,071
Republic of Slovenia
Bond	3.125	08-07-45	EUR	95,000	94,071
South Africa 1.3%					1,400,038
Republic of South Africa
Bond	6.250	03-31-36	ZAR	2,365,000	89,711
Bond	8.000	01-31-30	ZAR	3,845,000	197,443
Bond	8.250	03-31-32	ZAR	3,305,000	162,534
Bond	8.500	01-31-37	ZAR	4,760,000	218,497
Bond	8.750	01-31-44	ZAR	2,170,000	98,569
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	5

	Rate (%)	Maturity date		Par value^	Value
South Africa (continued)
Bond	8.875	02-28-35	ZAR	7,725,000	$376,023
Bond	9.000	01-31-40	ZAR	2,800,000	131,307
Bond	10.500	12-21-26	ZAR	1,090,000	67,183
Bond (3 month JIBAR + 1.300%) (G)	7.775	07-11-27	ZAR	1,000,000	58,771
South Korea 10.1%					10,829,473
Republic of Korea
Bond	1.375	12-10-29	KRW	9,311,470,000	6,106,138
Bond	2.375	12-10-31	KRW	3,533,780,000	2,419,445
Inflation Linked Bond	1.125	06-10-30	KRW	2,690,124,523	2,035,519
Inflation Linked Bond	1.750	06-10-28	KRW	344,434,835	268,371
Spain 1.1%					1,148,691
Kingdom of Spain
Bond (D)	1.000	10-31-50	EUR	1,820,000	1,148,691
Thailand 0.7%					727,727
Kingdom of Thailand
Bond	1.000	06-17-27	THB	7,440,000	199,899
Bond	1.585	12-17-35	THB	7,025,000	166,304
Bond	1.600	12-17-29	THB	4,385,000	117,382
Bond	2.000	12-17-31	THB	6,895,000	186,217
Bond	2.000	06-17-42	THB	2,120,000	46,168
Bond	2.875	06-17-46	THB	500,000	11,757
Ukraine 0.1%					78,120
Republic of Ukraine
Bond	7.253	03-15-35		375,000	78,120
United Arab Emirates 0.1%					166,677
Government of Abu Dhabi
Bond	3.875	04-16-50		200,000	166,677
Corporate bonds 24.8%					$26,671,394
(Cost $28,951,910)
Australia 0.2%					245,936
FMG Resources Proprietary, Ltd. (D)	5.875	04-15-30		90,000	84,290
Macquarie Group, Ltd. (5.491% to 11-9-32, then SOFR + 2.865%) (D)	5.491	11-09-33		170,000	161,646
Austria 0.2%					219,336
Klabin Austria GmbH (D)	7.000	04-03-49		230,000	219,336
Bermuda 0.1%					110,882
Athene Holding, Ltd.	6.650	02-01-33		90,000	90,058
Carnival Holdings Bermuda, Ltd. (D)	10.375	05-01-28		20,000	20,824
Brazil 0.1%					81,600
Vale Overseas, Ltd.	6.875	11-10-39		80,000	81,600
Canada 0.6%					672,668
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440% to 6-15-46, then 3 month LIBOR + 6.190%)	6.750	06-15-76		173,000	163,701
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78		100,000	90,682
Enbridge, Inc. (7.625% to 1-15-33, then 5 Year CMT + 4.418% to 1-15-53, then 5 Year CMT + 5.168%)	7.625	01-15-83		22,000	21,507
Enerflex, Ltd. (D)	9.000	10-15-27		30,000	29,639
goeasy, Ltd. (D)	4.375	05-01-26		99,000	86,898
The Bank of Nova Scotia (4.588% to 2-4-32, then 5 Year CMT + 2.050%)	4.588	05-04-37		325,000	280,241
6	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Cayman Islands 0.1%					$129,619
Seagate HDD Cayman	5.750	12-01-34		155,000	129,619
Chile 0.1%					105,592
VTR Comunicaciones SpA	4.375	04-15-29		200,000	105,592
China 0.1%					148,565
CIFI Holdings Group Company, Ltd.	4.375	04-12-27		200,000	31,650
Country Garden Holdings Company, Ltd.	3.875	10-22-30		210,000	80,850
KWG Group Holdings, Ltd.	6.000	08-14-26		200,000	36,065
Finland 0.0%					9,482
Nokia OYJ	6.625	05-15-39		10,000	9,482
France 1.5%					1,601,329
Constellium SE	3.125	07-15-29	EUR	100,000	82,199
Credit Agricole Assurances SA	2.000	07-17-30	EUR	100,000	84,931
Societe Generale SA (2.889% to 6-9-31, then 1 Year CMT + 1.300%) (D)	2.889	06-09-32		200,000	153,840
Societe Generale SA (4.027% to 1-21-42, then 1 Year CMT + 1.900%) (D)	4.027	01-21-43		200,000	135,670
Societe Generale SA (6.221% to 6-15-32, then 1 Year CMT + 3.200%) (D)	6.221	06-15-33		600,000	558,001
TotalEnergies SE (2.125% to 1-25-33, then 5 Year Euro Swap Rate + 2.513% to 1-25-53, then 5 Year Euro Swap Rate + 3.263%) (H)	2.125	07-25-32	EUR	340,000	258,454
Valeo	1.000	08-03-28	EUR	400,000	328,234
Germany 0.6%					643,850
Allianz SE (2.121% to 7-8-30, then 3 month EURIBOR + 3.280%)	2.121	07-08-50	EUR	100,000	86,690
Allianz SE (2.600% to 10-30-31, then 5 Year Euro Swap Rate + 2.579%) (H)	2.600	10-30-31	EUR	200,000	148,546
Deutsche Bank AG (3.742% to 10-7-31, then SOFR + 2.257%)	3.742	01-07-33		200,000	142,774
Deutsche Bank AG (5.625% to 2-19-26, then 5 Year Euro Swap Rate + 6.000%)	5.625	05-19-31	EUR	100,000	102,957
Hannover Rueck SE (1.750% to 7-8-30, then 3 month EURIBOR + 3.000%)	1.750	10-08-40	EUR	100,000	83,177
Muenchener Rueckversicherungs-Gesellschaft AG (1.250% to 11-26-30, then 3 month EURIBOR + 2.550%)	1.250	05-26-41	EUR	100,000	79,706
Hong Kong 0.1%					144,650
AIA Group, Ltd.	3.200	09-16-40		200,000	144,650
India 0.3%					339,113
Reliance Industries, Ltd.	3.625	01-12-52		500,000	339,113
Indonesia 0.5%					486,420
Freeport Indonesia PT	6.200	04-14-52		200,000	174,000
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	4.875	07-17-49		400,000	312,420
Italy 0.4%					432,862
Assicurazioni Generali SpA	2.429	07-14-31	EUR	510,000	432,862
Japan 0.3%					297,431
Nissan Motor Company, Ltd. (D)	4.810	09-17-30		200,000	173,641
Rakuten Group, Inc. (4.250% to 4-22-27, then 5 Year Euro Swap Rate + 4.740%) (H)	4.250	04-22-27	EUR	200,000	123,790
Luxembourg 0.3%					328,341
ArcelorMittal SA	6.800	11-29-32		90,000	90,957
Swiss Re Finance Luxembourg SA (2.534% to 4-30-30, then 1 Year EURIBOR ICE Swap Rate + 2.850%)	2.534	04-30-50	EUR	200,000	173,759
Trinseo Materials Operating SCA (D)	5.125	04-01-29		100,000	63,625
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	7

	Rate (%)	Maturity date		Par value^	Value
Macau 0.2%					$223,625
Wynn Macau, Ltd. (D)	5.625	08-26-28		270,000	223,625
Malta 0.2%					161,881
VistaJet Malta Finance PLC (D)	6.375	02-01-30		130,000	106,600
VistaJet Malta Finance PLC (D)	7.875	05-01-27		61,000	55,281
Mexico 0.1%					117,896
America Movil SAB de CV	4.948	07-22-33	GBP	100,000	117,896
Netherlands 0.8%					877,631
ABN AMRO Bank NV (3.324% to 12-13-31, then 5 Year CMT + 1.900%) (D)	3.324	03-13-37		200,000	144,863
Achmea BV (2.500% to 6-24-29, then 5 Year Euro Swap Rate + 3.650%)	2.500	09-24-39	EUR	100,000	81,941
JAB Holdings BV (D)	4.500	04-08-52		250,000	168,167
Prosus NV	2.031	08-03-32	EUR	120,000	85,917
Teva Pharmaceutical Finance Netherlands II BV	4.375	05-09-30	EUR	350,000	311,512
Upjohn Finance BV	1.908	06-23-32	EUR	105,000	85,231
Norway 0.7%					745,336
Var Energi ASA (D)	7.500	01-15-28		320,000	326,991
Var Energi ASA (D)	8.000	11-15-32		400,000	418,345
Spain 0.3%					337,046
Banco de Credito Social Cooperativo SA (1.750% to 3-9-27, then 1 Year Euro Swap Rate + 2.150%)	1.750	03-09-28	EUR	100,000	80,479
Telefonica Emisiones SA	5.520	03-01-49		300,000	256,567
Switzerland 0.5%					472,828
Credit Suisse Group AG (6.537% to 8-12-32, then SOFR + 3.920%) (D)	6.537	08-12-33		250,000	219,011
Credit Suisse Group AG (9.016% to 11-15-32, then SOFR + 5.020%) (D)	9.016	11-15-33		250,000	253,817
United Arab Emirates 0.2%					237,876
MDGH GMTN RSC, Ltd.	1.000	03-10-34	EUR	305,000	237,876
United Kingdom 1.7%					1,805,547
Anglo American Capital PLC (D)	5.625	04-01-30		400,000	397,846
Barclays PLC (2.667% to 3-10-31, then 1 Year CMT + 1.200%)	2.667	03-10-32		200,000	152,765
Barclays PLC (7.437% to 11-2-32, then 1 Year CMT + 3.500%)	7.437	11-02-33		265,000	280,712
BP Capital Markets PLC (4.375% to 9-22-25, then 5 Year CMT + 4.036% to 9-22-30, then 5 Year CMT + 4.286% to 9-22-45, then 5 Year CMT + 5.036%) (H)	4.375	06-22-25		17,000	16,171
BP Capital Markets PLC (4.875% to 6-22-30, then 5 Year CMT + 4.398% to 6-22-50, then 5 Year CMT + 5.148%) (H)	4.875	03-22-30		36,000	31,671
Centrica PLC (5.250% to 4-10-25, then 5 Year Pound Sterling Swap Rate + 3.861% to 4-10-45, then 5 Year Pound Sterling Swap Rate + 4.611%)	5.250	04-10-75	GBP	115,000	124,743
HSBC Holdings PLC (5.402% to 8-11-32, then SOFR + 2.870%)	5.402	08-11-33		400,000	374,511
HSBC Holdings PLC (8.113% to 11-3-32, then SOFR + 4.250%)	8.113	11-03-33		265,000	279,775
Standard Chartered PLC (2.678% to 6-29-31, then 1 Year CMT + 1.200%) (D)	2.678	06-29-32		200,000	147,353
United States 14.6%					15,694,052
Acrisure LLC (D)	7.000	11-15-25		97,000	91,199
Advanced Drainage Systems, Inc. (D)	6.375	06-15-30		80,000	76,988
Alliant Holdings Intermediate LLC (D)	6.750	10-15-27		96,000	88,425
Altria Group, Inc.	3.125	06-15-31	EUR	170,000	153,101
American Express Company (3.550% to 9-15-26, then 5 Year CMT + 2.854%) (H)	3.550	09-15-26		40,000	31,800
AmWINS Group, Inc. (D)	4.875	06-30-29		27,000	23,332
Antero Midstream Partners LP (D)	5.375	06-15-29		61,000	56,273
8	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Antero Resources Corp. (D)	5.375	03-01-30	59,000	55,280
Apache Corp.	4.375	10-15-28	62,000	55,645
APX Group, Inc. (D)	5.750	07-15-29	82,000	69,807
Aramark Services, Inc. (D)	6.375	05-01-25	141,000	140,721
AssuredPartners, Inc. (D)	5.625	01-15-29	126,000	107,100
AutoZone, Inc.	4.750	08-01-32	50,000	49,036
Bank of America Corp. (2.687% to 4-22-31, then SOFR + 1.320%)	2.687	04-22-32	465,000	376,715
Bank of America Corp. (5.125% to 6-20-24, then 3 month LIBOR + 3.292%) (H)	5.125	06-20-24	14,000	13,229
Bausch Health Companies, Inc. (D)	4.875	06-01-28	22,000	13,477
BCPE Ulysses Intermediate, Inc. (7.750% Cash or 8.500% PIK) (D)	7.750	04-01-27	66,000	43,498
Black Knight InfoServ LLC (D)	3.625	09-01-28	290,000	260,638
Blackstone Holdings Finance Company LLC (D)	6.200	04-22-33	180,000	186,073
Broadcom, Inc.	4.300	11-15-32	133,000	118,263
Builders FirstSource, Inc. (D)	4.250	02-01-32	110,000	89,173
Builders FirstSource, Inc. (D)	5.000	03-01-30	305,000	270,551
Caesars Entertainment, Inc. (D)	8.125	07-01-27	191,000	191,726
Carnival Corp. (D)	7.625	03-01-26	70,000	58,975
CCO Holdings LLC (D)	5.375	06-01-29	201,000	182,401
Celanese US Holdings LLC	6.379	07-15-32	190,000	180,870
CenterPoint Energy, Inc. (6.125% to 9-1-23, then 3 month LIBOR + 3.270%) (H)	6.125	09-01-23	22,000	20,795
Cheniere Energy Partners LP	3.250	01-31-32	27,000	21,971
Clydesdale Acquisition Holdings, Inc. (D)	6.625	04-15-29	10,000	9,635
Clydesdale Acquisition Holdings, Inc. (D)	8.750	04-15-30	145,000	130,355
CMS Energy Corp. (4.750% to 3-1-30, then 5 Year CMT + 4.116%)	4.750	06-01-50	31,000	25,793
Coherent Corp. (D)	5.000	12-15-29	37,000	32,653
Compass Group Diversified Holdings LLC (D)	5.250	04-15-29	121,000	105,783
Condor Merger Sub, Inc. (D)	7.375	02-15-30	25,000	20,483
Corebridge Financial, Inc. (6.875% to 9-15-27, then 5 Year CMT + 3.846%) (D)	6.875	12-15-52	35,000	32,125
Crocs, Inc. (D)	4.125	08-15-31	165,000	132,413
CSC Holdings LLC (D)	4.125	12-01-30	200,000	153,000
Dave & Buster’s, Inc. (D)	7.625	11-01-25	47,000	47,231
Discover Financial Services	6.700	11-29-32	90,000	91,520
Dominion Energy, Inc. (4.650% to 12-15-24, then 5 Year CMT + 2.993%) (H)	4.650	12-15-24	35,000	30,015
Duke Energy Corp. (4.875% to 9-16-24, then 5 Year CMT + 3.388%) (H)	4.875	09-16-24	35,000	31,500
Earthstone Energy Holdings LLC (D)	8.000	04-15-27	49,000	47,179
Edison International (5.375% to 3-15-26, then 5 Year CMT + 4.698%) (H)	5.375	03-15-26	38,000	32,281
Elanco Animal Health, Inc.	6.400	08-28-28	30,000	27,706
Embarq Corp.	7.995	06-01-36	175,000	74,345
Enact Holdings, Inc. (D)	6.500	08-15-25	64,000	62,223
EnLink Midstream LLC (D)	5.625	01-15-28	98,000	95,550
EnLink Midstream LLC (D)	6.500	09-01-30	20,000	20,312
EnLink Midstream Partners LP	5.450	06-01-47	83,000	67,230
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	26,000	21,110
Enterprise Products Operating LLC (5.375% to 2-15-28, then 3 month LIBOR + 2.570%)	5.375	02-15-78	120,000	90,853
Enterprise Products Operating LLC (3 month LIBOR + 2.986%) (G)	7.630	08-16-77	35,000	32,079
FirstCash, Inc. (D)	4.625	09-01-28	321,000	282,465
FirstCash, Inc. (D)	5.625	01-01-30	144,000	130,988
Flex, Ltd.	4.875	05-12-30	115,000	106,716
Fortune Brands Home & Security, Inc.	4.500	03-25-52	115,000	85,217
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	9

	Rate (%)	Maturity date		Par value^	Value
United States (continued)
Freedom Mortgage Corp. (D)	7.625	05-01-26		122,000	104,920
Frontier Communications Holdings LLC (D)	5.875	10-15-27		47,000	44,721
Frontier Communications Holdings LLC (D)	6.750	05-01-29		121,000	101,656
Gen Digital, Inc. (D)	6.750	09-30-27		14,000	14,060
Gen Digital, Inc. (D)	7.125	09-30-30		39,000	39,315
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (H)	5.700	09-30-30		12,000	10,445
Glatfelter Corp. (D)	4.750	11-15-29		175,000	114,188
Great Lakes Dredge & Dock Corp. (D)	5.250	06-01-29		170,000	137,003
Hawaiian Brand Intellectual Property, Ltd. (D)	5.750	01-20-26		102,000	96,669
Hess Corp.	5.800	04-01-47		80,000	77,710
Hightower Holding LLC (D)	6.750	04-15-29		132,000	109,488
Home Point Capital, Inc. (D)	5.000	02-01-26		175,000	105,460
HUB International, Ltd. (D)	5.625	12-01-29		96,000	84,060
HUB International, Ltd. (D)	7.000	05-01-26		104,000	102,966
Intel Corp.	5.050	08-05-62		140,000	127,196
Intercontinental Exchange, Inc.	4.350	06-15-29		33,000	32,415
JPMorgan Chase & Co. (4.912% to 7-25-32, then SOFR + 2.080%)	4.912	07-25-33		560,000	540,016
JPMorgan Chase & Co. (6.125% to 4-30-24, then 3 month LIBOR + 3.330%) (H)	6.125	04-30-24		21,000	20,464
KB Home	4.000	06-15-31		5,000	4,113
KB Home	4.800	11-15-29		5,000	4,325
KB Home	6.875	06-15-27		10,000	9,974
Ladder Capital Finance Holdings LLLP (D)	4.250	02-01-27		176,000	153,560
Ladder Capital Finance Holdings LLLP (D)	4.750	06-15-29		20,000	16,352
LBM Acquisition LLC (D)	6.250	01-15-29		67,000	46,151
LD Holdings Group LLC (D)	6.125	04-01-28		171,000	86,355
LD Holdings Group LLC (D)	6.500	11-01-25		43,000	27,950
Lennar Corp.	4.750	11-29-27		108,000	103,382
LFS Topco LLC (D)	5.875	10-15-26		64,000	51,201
Liberty Mutual Group, Inc. (D)	3.950	05-15-60		125,000	82,036
Liberty Mutual Group, Inc. (4.125% to 9-15-26, then 5 Year CMT + 3.315%) (D)	4.125	12-15-51		26,000	20,516
Liberty Mutual Group, Inc. (D)	4.300	02-01-61		36,000	21,095
Liberty Mutual Group, Inc. (D)	5.500	06-15-52		135,000	121,539
LYB International Finance III LLC	4.200	05-01-50		130,000	97,405
M/I Homes, Inc.	3.950	02-15-30		150,000	114,716
McKesson Corp.	3.125	02-17-29	GBP	100,000	106,568
Medline Borrower LP (D)	3.875	04-01-29		40,000	34,390
Medline Borrower LP (D)	5.250	10-01-29		217,000	176,855
Meta Platforms, Inc. (D)	4.450	08-15-52		95,000	78,064
Meta Platforms, Inc. (D)	4.650	08-15-62		90,000	73,568
MetLife, Inc. (3.850% to 9-15-25, then 5 Year CMT + 3.576%) (H)	3.850	09-15-25		35,000	31,785
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-36		22,000	20,720
Mileage Plus Holdings LLC (D)	6.500	06-20-27		45,770	45,541
Morgan Stanley (2.484% to 9-16-31, then SOFR + 1.360%)	2.484	09-16-36		120,000	89,212
MSCI, Inc. (D)	3.625	09-01-30		131,000	109,991
MSCI, Inc. (D)	3.875	02-15-31		115,000	99,910
Mylan, Inc.	5.200	04-15-48		115,000	89,017
Nabors Industries, Inc. (D)	7.375	05-15-27		43,000	41,818
Nasdaq, Inc.	0.900	07-30-33	EUR	100,000	75,920
National Rural Utilities Cooperative Finance Corp. (4.750% to 4-30-23, then 3 month LIBOR + 2.910%)	4.750	04-30-43		23,000	21,211
Nationstar Mortgage Holdings, Inc. (D)	5.125	12-15-30		215,000	167,615
Nationstar Mortgage Holdings, Inc. (D)	5.750	11-15-31		360,000	287,863
10	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
United States (continued)
NCL Corp., Ltd. (D)	7.750	02-15-29		80,000	64,000
Novelis Corp. (D)	4.750	01-30-30		97,000	86,243
Occidental Petroleum Corp.	4.500	07-15-44		74,000	59,200
Occidental Petroleum Corp.	6.450	09-15-36		65,000	65,163
Occidental Petroleum Corp.	7.500	05-01-31		10,000	10,850
Oglethorpe Power Corp.	5.050	10-01-48		115,000	100,085
Open Text Holdings, Inc. (D)	4.125	02-15-30		85,000	68,832
Open Text Holdings, Inc. (D)	4.125	12-01-31		85,000	65,969
Oracle Corp.	6.500	04-15-38		30,000	31,156
Paramount Global	4.375	03-15-43		100,000	70,552
Paramount Global	4.950	05-19-50		110,000	81,763
PennyMac Financial Services, Inc. (D)	4.250	02-15-29		160,000	125,270
Performance Food Group, Inc. (D)	4.250	08-01-29		144,000	127,968
Philip Morris International, Inc.	1.450	08-01-39	EUR	320,000	207,514
Philip Morris International, Inc.	5.750	11-17-32		5,000	5,149
Post Holdings, Inc. (D)	4.625	04-15-30		133,000	116,688
Presidio Holdings, Inc. (D)	8.250	02-01-28		206,000	184,363
Prudential Financial, Inc. (5.125% to 11-28-31, then 5 Year CMT + 3.162%)	5.125	03-01-52		12,000	10,259
Prudential Financial, Inc. (6.000% to 6-1-32, then 5 Year CMT + 3.234%)	6.000	09-01-52		22,000	20,285
Qualcomm, Inc.	6.000	05-20-53		270,000	293,835
Range Resources Corp. (D)	4.750	02-15-30		13,000	11,667
Range Resources Corp.	8.250	01-15-29		40,000	41,731
Reynolds American, Inc.	5.850	08-15-45		270,000	236,112
Royal Caribbean Cruises, Ltd. (D)	5.500	08-31-26		75,000	65,063
Royal Caribbean Cruises, Ltd. (D)	11.625	08-15-27		17,000	17,468
Sempra Energy (4.875% to 10-15-25, then 5 Year CMT + 4.550%) (H)	4.875	10-15-25		46,000	42,665
Signal Parent, Inc. (D)	6.125	04-01-29		14,000	6,090
Southern California Gas Company	6.350	11-15-52		55,000	62,139
SRS Distribution, Inc. (D)	6.125	07-01-29		60,000	49,765
Standard Industries, Inc. (D)	3.375	01-15-31		49,000	37,565
Standard Industries, Inc. (D)	4.375	07-15-30		331,000	271,420
Stellantis Finance US, Inc. (D)	6.375	09-12-32		200,000	199,534
STL Holding Company LLC (D)	7.500	02-15-26		68,000	58,519
Sysco Corp.	6.600	04-01-40		80,000	85,670
Sysco Corp.	6.600	04-01-50		10,000	11,156
Targa Resources Partners LP	4.875	02-01-31		132,000	120,228
Terex Corp. (D)	5.000	05-15-29		153,000	138,341
The Charles Schwab Corp. (4.000% to 6-1-26, then 5 Year CMT + 3.168%) (H)	4.000	06-01-26		31,000	26,350
The Dow Chemical Company	6.900	05-15-53		185,000	201,154
The Dun & Bradstreet Corp. (D)	5.000	12-15-29		130,000	111,846
The Gap, Inc. (D)	3.625	10-01-29		76,000	58,387
The Gap, Inc. (D)	3.875	10-01-31		144,000	108,720
The Goldman Sachs Group, Inc. (3.650% to 8-10-26, then 5 Year CMT + 2.915%) (H)	3.650	08-10-26		28,000	21,778
The Hertz Corp. (D)	5.000	12-01-29		90,000	71,422
The Southern Company (4.000% to 10-15-25, then 5 Year CMT + 3.733%)	4.000	01-15-51		23,000	20,277
The William Carter Company (D)	5.625	03-15-27		164,000	157,275
T-Mobile USA, Inc.	3.375	04-15-29		135,000	119,282
TopBuild Corp. (D)	3.625	03-15-29		30,000	24,332
TransDigm, Inc. (D)	6.250	03-15-26		138,000	137,329
Tronox, Inc. (D)	4.625	03-15-29		180,000	144,934
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	11

	Rate (%)	Maturity date		Par value^	Value
United States (continued)
Truist Financial Corp. (5.125% to 12-15-27, then 3 month LIBOR + 2.786%) (H)	5.125	12-15-27		20,000	16,450
U.S. Steel Corp.	6.875	03-01-29		57,000	55,598
United Natural Foods, Inc. (D)	6.750	10-15-28		177,000	171,690
United Wholesale Mortgage LLC (D)	5.500	04-15-29		425,000	351,688
Unum Group	4.125	06-15-51		115,000	80,109
Venture Global Calcasieu Pass LLC (D)	4.125	08-15-31		141,000	121,613
Viper Energy Partners LP (D)	5.375	11-01-27		290,000	274,864
Warnermedia Holdings, Inc. (D)	3.755	03-15-27		35,000	31,895
Warnermedia Holdings, Inc. (D)	4.054	03-15-29		24,000	21,018
Warnermedia Holdings, Inc. (D)	5.141	03-15-52		225,000	174,344
Warnermedia Holdings, Inc. (D)	5.391	03-15-62		145,000	112,200
Weatherford International, Ltd. (D)	8.625	04-30-30		20,000	19,180
Wells Fargo & Company (3.900% to 3-15-26, then 5 Year CMT + 3.453%) (H)	3.900	03-15-26		12,000	10,455
Wells Fargo & Company (4.897% to 7-25-32, then SOFR + 2.100%)	4.897	07-25-33		280,000	269,798

Western Midstream Operating LP	4.300	02-01-30		124,000	110,495
Convertible bonds 3.6%					$3,892,091
(Cost $4,425,369)
Canada 0.0%					42,761
Shopify, Inc.	0.125	11-01-25		50,000	42,761
China 0.1%					120,465
NIO, Inc.	0.500	02-01-27		162,000	120,465
Israel 0.0%					10,292
SolarEdge Technologies, Inc., Zero Coupon	0.000	09-15-25		8,000	10,292
Italy 0.1%					89,378
Nexi SpA	1.750	04-24-27	EUR	100,000	89,378
Luxembourg 0.0%					44,850
Arrival SA (D)	3.500	12-01-26		195,000	44,850
Singapore 0.3%					260,750
Sea, Ltd.	0.250	09-15-26		350,000	260,750
United Kingdom 0.4%					397,822
Endeavour Mining Corp.	3.000	02-15-23		380,000	397,822
United States 2.7%					2,925,773
3D Systems Corp. (C)	8.825	11-15-26		11,000	7,832
Affirm Holdings, Inc. (C)	14.353	11-15-26		20,000	11,670
Airbnb, Inc. (C)	5.384	03-15-26		105,000	88,148
Alarm.com Holdings, Inc. (C)	7.144	01-15-26		70,000	56,238
Bandwidth, Inc.	0.250	03-01-26		34,000	24,931
Bentley Systems, Inc.	0.125	01-15-26		60,000	55,440
Beyond Meat, Inc. (C)	40.350	03-15-27		125,000	28,611
Bill.com Holdings, Inc. (C)	5.341	04-01-27		15,000	11,933
Block, Inc.	0.125	03-01-25		6,000	5,858
Block, Inc.	0.250	11-01-27		105,000	79,275
Bloomin’ Brands, Inc.	5.000	05-01-25		7,000	14,053
Cardlytics, Inc.	1.000	09-15-25		35,000	14,525
Carnival Corp. (D)	5.750	12-01-27		20,000	20,100
Ceridian HCM Holding, Inc.	0.250	03-15-26		115,000	100,913
Cracker Barrel Old Country Store, Inc.	0.625	06-15-26		50,000	45,155
Dexcom, Inc.	0.250	11-15-25		60,000	65,010
12	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
DigitalOcean Holdings, Inc. (C)	8.611	12-01-26	55,000	39,325
DISH Network Corp.	3.375	08-15-26	23,000	14,893
DraftKings Holdings, Inc. (C)	8.735	03-15-28	22,000	14,036
Dropbox, Inc. (C)	1.955	03-01-28	75,000	67,650
Etsy, Inc.	0.125	10-01-26	7,000	11,610
Etsy, Inc.	0.250	06-15-28	80,000	69,760
Euronet Worldwide, Inc.	0.750	03-15-49	13,000	12,131
Exact Sciences Corp.	0.375	03-15-27	55,000	42,144
Exact Sciences Corp.	0.375	03-01-28	90,000	64,850
FTI Consulting, Inc.	2.000	08-15-23	11,000	18,805
Health Catalyst, Inc.	2.500	04-15-25	5,000	4,313
JetBlue Airways Corp.	0.500	04-01-26	167,000	125,167
John Bean Technologies Corp.	0.250	05-15-26	77,000	65,874
Lumentum Holdings, Inc. (D)	0.500	06-15-28	40,000	30,508
Nabors Industries, Inc.	0.750	01-15-24	11,000	10,120
NCL Corp., Ltd. (D)	2.500	02-15-27	41,000	31,939
Nutanix, Inc.	0.250	10-01-27	20,000	17,510
NuVasive, Inc.	0.375	03-15-25	95,000	81,558
Oak Street Health, Inc. (C)	8.265	03-15-26	15,000	11,509
Okta, Inc.	0.125	09-01-25	50,000	42,675
PAR Technology Corp.	1.500	10-15-27	10,000	7,035
Patrick Industries, Inc. (D)	1.750	12-01-28	22,000	17,204
Pebblebrook Hotel Trust	1.750	12-15-26	80,000	72,000
Pegasystems, Inc.	0.750	03-01-25	22,000	18,590
Penn Entertainment, Inc.	2.750	05-15-26	6,000	10,029
Pioneer Natural Resources Company	0.250	05-15-25	13,000	31,317
Rapid7, Inc.	0.250	03-15-27	55,000	40,184
Redfin Corp.	0.500	04-01-27	50,000	20,500
Repay Holdings Corp. (C)(D)	9.776	02-01-26	415,000	307,349
RingCentral, Inc. (C)	7.102	03-01-25	50,000	42,750
Shake Shack, Inc. (C)	7.378	03-01-28	10,000	6,844
Shift4 Payments, Inc.	0.500	08-01-27	310,000	244,319
Snap, Inc. (D)	0.125	03-01-28	400,000	269,000
Southwest Airlines Company	1.250	05-01-25	9,000	11,682
Splunk, Inc.	1.125	06-15-27	93,000	76,679
Spotify USA, Inc. (C)	6.938	03-15-26	65,000	51,968
Team, Inc.	5.000	08-01-23	10,000	8,854
Teladoc Health, Inc.	1.250	06-01-27	32,000	24,259
The Greenbrier Companies, Inc.	2.875	04-15-28	50,000	46,725
The Middleby Corp.	1.000	09-01-25	88,000	108,900

Uber Technologies, Inc. (C)	5.489	12-15-25	103,000	87,340

Western Digital Corp.	1.500	02-01-24	17,000	16,176
Municipal bonds 1.3%				$1,475,207
(Cost $1,716,332)
Chicago Transit Authority (Illinois)	3.552	12-01-34	95,000	80,750

Chicago Transit Authority (Illinois)	3.912	12-01-40	10,000	8,332
Chicago Transit Authority, Series A (Illinois)	6.899	12-01-40	10,000	11,283
City & County of Denver Company Airport System Revenue (Colorado)	2.717	11-15-34	20,000	15,662
City & County of Denver Company Airport System Revenue (Colorado)	2.867	11-15-37	15,000	11,316
City of Austin Airport System Revenue (Texas)	5.000	11-15-32	25,000	26,828
City of Austin Airport System Revenue (Texas)	5.000	11-15-44	60,000	61,306
City of Houston Airport System Revenue (Texas)	2.385	07-01-31	50,000	40,467
City of San Antonio Electric & Gas Systems Revenue (Texas)	4.365	02-01-42	95,000	83,349
City of San Antonio Electric & Gas Systems Revenue (Texas)	4.445	02-01-47	95,000	81,296
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	13

	Rate (%)	Maturity date	Par value^	Value

City of Tampa (Florida) (C)	4.468	09-01-36	20,000	$10,867
Commonwealth of Massachusetts, GO	2.514	07-01-41	130,000	92,148
County of Broward Port Facilities Revenue (Florida)	5.000	09-01-28	30,000	32,560
County of Broward Port Facilities Revenue (Florida)	5.000	09-01-29	20,000	22,663
County of Broward Port Facilities Revenue (Florida)	5.000	09-01-33	20,000	21,791
County of Miami-Dade Aviation Revenue (Florida)	3.270	10-01-41	10,000	7,501
County of Miami-Dade Aviation Revenue (Florida)	4.000	10-01-35	30,000	29,955
Dallas Fort Worth International Airport (Texas)	3.089	11-01-40	30,000	23,308
Dallas Fort Worth International Airport (Texas)	4.087	11-01-51	50,000	41,901
District of Columbia	3.432	04-01-42	85,000	64,299
Greater Orlando Aviation Authority (Florida)	5.000	10-01-28	10,000	10,589
Greater Orlando Aviation Authority (Florida)	5.000	10-01-28	25,000	25,977
Iowa Finance Authority	3.250	07-01-50	10,000	9,783
Metropolitan Transportation Authority (New York)	5.000	11-15-29	15,000	15,640
Metropolitan Transportation Authority (New York)	5.000	11-15-50	25,000	24,458
New Jersey Educational Facilities Authority	5.000	03-01-32	75,000	88,924
New Jersey Transportation Trust Fund Authority	4.000	06-15-45	10,000	9,135
New York City Transitional Finance Authority	4.000	05-01-45	20,000	19,171
Orange County Convention Center (Florida)	5.000	10-01-31	15,000	15,725
Port Authority of New York & New Jersey	4.000	03-15-30	50,000	51,281
Port Authority of New York & New Jersey	5.000	09-15-33	30,000	31,575
Port of Seattle (Washington)	5.000	10-01-31	30,000	31,073
Port of Seattle (Washington)	5.000	04-01-39	40,000	41,530
Regents of the University of California Medical Center Pooled Revenue	4.563	05-15-53	115,000	103,601
San Francisco City & County Airport Commission (California)	2.958	05-01-51	20,000	12,097
San Francisco City & County Airport Commission (California)	4.000	05-01-39	15,000	14,418
San Francisco City & County Airport Commission (California)	5.000	05-01-50	75,000	76,377
State of Hawaii Airports System Revenue	4.000	07-01-35	20,000	19,618
State of Hawaii Airports System Revenue	5.000	07-01-33	70,000	75,077

Triborough Bridge & Tunnel Authority (New York)	5.000	11-15-54	30,000	31,576
Term loans (I) 4.0%				$4,279,567
(Cost $4,609,750)
Cayman Islands 0.0%				0
Paragon Offshore Finance Company, Term Loan B (F)(J)	0.000	07-18-22	9,802	0
Luxembourg 0.1%				124,336
Delta 2 Lux Sarl, Term Loan B (K)	TBD	01-15-30	125,000	124,336
United States 3.9%				4,155,231
Asurion LLC, 2020 Term Loan B8 (1 month LIBOR + 3.250%)	7.321	12-23-26	97,313	84,987
Asurion LLC, 2021 2nd Lien Term Loan B3 (1 month LIBOR + 5.250%)	9.321	01-31-28	230,000	176,870
Berlin Packaging LLC, 2021 Term Loan B5 (1 and 3 month LIBOR + 3.750%)	7.515	03-11-28	148,500	142,003
Caesars Resort Collection LLC, 2017 1st Lien Term Loan B (1 month LIBOR + 2.750%)	6.821	12-23-24	200,221	198,701
Carnival Corp., 2021 Incremental Term Loan B (6 month LIBOR + 3.250%)	6.127	10-18-28	124,063	116,256
Coherent Corp., 2022 Term Loan B (1 month LIBOR + 2.750%)	6.586	07-02-29	105,000	103,754
Core & Main LP, 2021 Term Loan B (1 and 6 month LIBOR + 2.500%)	6.829	07-27-28	146,116	143,559
Crocs, Inc., Term Loan B (3 and 6 month SOFR + 3.500%)	7.651	02-20-29	197,500	190,341
Crown Finance US, Inc., 2018 USD Term Loan (F)	0.000	02-28-25	123,927	26,373
Crown Finance US, Inc., 2022 DIP Delayed Draw Term Loan (1 month SOFR + 10.000%)	14.088	09-07-23	4,755	4,580
Crown Finance US, Inc., 2022 DIP Term Loan (3 month SOFR + 10.000%)	14.210	09-07-23	56,582	54,496
Dcert Buyer, Inc., 2019 Term Loan B (6 month SOFR + 4.000%)	8.696	10-16-26	199,962	192,035
Elanco Animal Health, Inc., Term Loan B (1 month LIBOR + 1.750%)	5.518	08-01-27	113,683	109,865
14	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
United States (continued)
Golden Entertainment, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.000%)	7.050	10-21-24	101,078	$100,067
Great Outdoors Group LLC, 2021 Term Loan B1 (1 month LIBOR + 3.750%)	7.821	03-06-28	112,996	108,448
Hightower Holding LLC, 2021 Term Loan B (3 month LIBOR + 4.000%)	8.278	04-21-28	148,500	138,476
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 3.000%)	7.326	04-25-25	196,175	192,308
Hyland Software, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.500%)	7.571	07-01-24	97,959	96,429
IRB Holding Corp., 2022 Term Loan B (1 month SOFR + 3.000%)	6.894	12-15-27	425,750	409,146
Medline Borrower LP, USD Term Loan B (1 month LIBOR + 3.250%)	7.321	10-23-28	189,050	179,335
NEP Group, Inc., 2018 1st Lien Term Loan (1 month LIBOR + 3.250%)	7.321	10-20-25	51,387	42,609
Polaris Newco LLC, USD Term Loan B (3 month LIBOR + 4.000%)	7.674	06-02-28	99,000	90,244
Quikrete Holdings, Inc., 2016 1st Lien Term Loan (1 month LIBOR + 2.625%)	6.696	02-01-27	97,250	95,392
Sedgwick Claims Management Services, Inc., 2018 Term Loan B (1 month LIBOR + 3.250%)	7.321	12-31-25	195,494	189,928
Southwestern Energy Company, 2021 Term Loan (3 month SOFR + 2.500%)	6.203	06-22-27	99,250	97,885
SRS Distribution, Inc., 2021 Term Loan B (1 month LIBOR + 3.500%)	7.571	06-02-28	108,129	103,668
SS&C Technologies, Inc., 2018 Term Loan B3 (1 month LIBOR + 1.750%)	5.821	04-16-25	85,130	83,498
SS&C Technologies, Inc., 2018 Term Loan B4 (1 month LIBOR + 1.750%)	5.821	04-16-25	71,126	69,762
Surgery Center Holdings, Inc., 2021 Term Loan (1 month LIBOR + 3.750%)	7.630	08-31-26	137,900	135,142
The Dun & Bradstreet Corp., Term Loan (1 month LIBOR + 3.250%)	7.294	02-06-26	142,652	140,584
TransDigm, Inc., 2020 Term Loan E (3 month LIBOR + 2.250%)	5.924	05-30-25	195,602	192,682

WW International, Inc., 2021 Term Loan B (1 month LIBOR + 3.500%)	7.580	04-13-28	236,605	145,808
Collateralized mortgage obligations 3.5%				$3,768,304
(Cost $4,100,808)
Commercial and residential 1.5%				1,649,998
Angel Oak Mortgage Trust
Series 2020-3, Class M1 (D)(L)	3.809	04-25-65	50,000	42,681
BANK
Series 2021-BN31, Class C (L)	2.545	02-15-54	30,000	20,754
BRAVO Residential Funding Trust
Series 2020-NQM1, Class M1 (D)(L)	3.181	05-25-60	129,000	115,858
Series 2021-NQM1, Class M1 (D)(L)	2.316	02-25-49	100,000	64,033
BX Trust
Series 2021-MFM1, Class C (1 month LIBOR + 1.200%) (D)(G)	5.075	01-15-34	50,000	47,312
Series 2021-MFM1, Class D (1 month LIBOR + 1.500%) (D)(G)	5.375	01-15-34	10,000	9,316
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class E (1 month LIBOR + 2.150%) (D)(G)	6.023	12-15-37	134,000	127,617
CIM Trust
Series 2021-NR2, Class A1 (2.568% to 3-1-24, then 5.568% to 3-1-25, then 6.568% thereafter) (D)	2.568	07-25-59	60,344	54,963
Series 2021-R4, Class A1 (D)(L)	2.000	05-01-61	71,468	60,843
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-LC13, Class AM (D)(L)	4.557	08-10-46	125,000	122,538
Deephaven Residential Mortgage Trust
Series 2020-2, Class M1 (D)(L)	4.112	05-25-65	100,000	91,345
FREMF Mortgage Trust
Series 2016-K60, Class B (D)(L)	3.664	12-25-49	11,000	10,112
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class BFX (D)	3.065	01-16-37	45,000	40,150
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class C (1 month LIBOR + 1.000%) (D)(G)	4.875	12-15-37	37,500	35,390
KNDL Mortgage Trust
Series 2019-KNSQ, Class E (1 month LIBOR + 1.800%) (D)(G)	5.673	05-15-36	100,000	96,720
LoanCore Issuer, Ltd.
Series 2021-CRE4, Class A (1 month SOFR + 0.914%) (D)(G)	4.132	07-15-35	42,325	40,306
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	15

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C8, Class B (L)	3.709	12-15-48	45,000	$44,609
New Residential Mortgage Loan Trust
Series 2015-2A, Class B4 (D)(L)	5.388	08-25-55	56,989	53,369
NYMT Loan Trust I
Series 2021-BPL1, Class A1 (2.239% to 5-25-24, then 4.239% thereafter) (D)	2.239	05-25-26	100,000	92,180
OPG Trust
Series 2021-PORT, Class D (1 month LIBOR + 1.131%) (D)(G)	5.006	10-15-36	20,561	18,964
PRPM LLC
Series 2021-1, Class A1 (D)(L)	2.115	01-25-26	71,126	65,945
UBS Commercial Mortgage Trust
Series 2019-C16, Class ASB	3.460	04-15-52	154,000	142,206
Verus Securitization Trust
Series 2020-5, Class M1 (D)(L)	2.601	05-25-65	200,000	160,838
Wells Fargo Commercial Mortgage Trust
Series 2020-C58, Class B	2.704	07-15-53	65,000	48,824
Wells Fargo Mortgage Backed Securities Trust
Series 2019-3, Class A1 (D)(L)	3.500	07-25-49	6,334	5,816
WF-RBS Commercial Mortgage Trust
Series 2011-C4, Class C (D)(L)	4.988	06-15-44	37,456	37,309
U.S. Government Agency 2.0%				2,118,306
Federal Home Loan Mortgage Corp.
Series 2020-DNA6, Class M2 (1 month SOFR + 2.000%) (D)(G)	5.521	12-25-50	17,726	17,408
Series 2020-HQA3, Class B1 (1 month LIBOR + 5.750%) (D)(G)	9.766	07-25-50	45,000	45,989
Series 2020-HQA4, Class M2 (1 month LIBOR + 3.150%) (D)(G)	7.166	09-25-50	1,251	1,251
Series 2021-DNA6, Class M2 (1 month SOFR + 1.500%) (D)(G)	5.047	10-25-41	178,000	166,444
Series 2021-HQA1, Class M2 (1 month SOFR + 2.250%) (D)(G)	5.771	08-25-33	180,000	165,419
Series 2021-HQA2, Class M2 (1 month SOFR + 2.050%) (D)(G)	5.571	12-25-33	100,000	88,109
Series 2021-HQA3, Class M2 (1 month SOFR + 2.100%) (D)(G)	5.621	09-25-41	180,000	154,507
Series 2021-P011, Class X1 IO	1.794	09-25-45	95,783	12,158
Series 2022-DNA1, Class B1 (1 month SOFR + 3.400%) (D)(G)	6.921	01-25-42	150,000	130,139
Series 2022-DNA3, Class M1B (1 month SOFR + 2.900%) (D)(G)	6.421	04-25-42	50,000	47,814
Series 2022-DNA5, Class M2 (1 month SOFR + 6.750%) (D)(G)	10.271	06-25-42	50,000	51,732
Series 2022-HQA1, Class M1B (1 month SOFR + 3.500%) (D)(G)	7.021	03-25-42	15,000	14,585
Series 2022-HQA1, Class M2 (1 month SOFR + 5.250%) (D)(G)	8.771	03-25-42	540,000	508,950
Series 2022-HQA3, Class M1B (1 month SOFR + 3.550%) (D)(G)	7.071	08-25-42	40,000	37,901
Series K031, Class X3 IO	1.715	07-25-41	260,000	1,468
Series K066, Class X1 IO	0.888	06-25-27	281,898	7,719
Series K103, Class X1 IO	0.758	11-25-29	224,459	8,059
Series K105, Class X1 IO	1.645	01-25-30	169,653	14,309
Series K737, Class X1 IO	0.752	10-25-26	112,698	2,147
Series K740, Class X1 IO	0.842	09-25-27	99,390	2,923
Series Q014, Class X IO	2.794	10-25-55	95,665	18,079
Federal National Mortgage Association
Series 2017-C05, Class 1B1 (1 month LIBOR + 3.600%) (G)	7.616	01-25-30	25,000	24,641
Series 2017-C06, Class 2B1 (1 month LIBOR + 4.450%) (G)	8.466	02-25-30	50,000	51,000
Series 2017-C07, Class 2B1 (1 month LIBOR + 4.450%) (G)	8.494	05-25-30	55,000	56,100
Series 2018-C02, Class 2B1 (1 month LIBOR + 4.000%) (G)	8.016	08-25-30	15,000	14,871
Series 2020-R01, Class 1M2 (1 month LIBOR + 2.050%) (D)(G)	6.066	01-25-40	16,360	16,074
Series 2022-R02, Class 2B1 (1 month SOFR + 4.500%) (D)(G)	8.021	01-25-42	150,000	136,875
Series 2022-R03, Class 1B1 (1 month SOFR + 6.250%) (D)(G)	9.771	03-25-42	67,000	67,669
Series 2022-R03, Class 1M2 (1 month SOFR + 3.500%) (D)(G)	7.021	03-25-42	49,000	48,116
Series 2022-R04, Class 1B1 (1 month SOFR + 5.250%) (D)(G)	8.771	03-25-42	115,000	111,694

Series 2022-R05, Class 2B1 (1 month SOFR + 4.500%) (D)(G)	8.021	04-25-42	100,000	94,156
16	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Asset backed securities 3.0%				$3,256,979
(Cost $3,563,617)
Asset backed securities 3.0%				3,256,979
Bain Capital Credit CLO, Ltd.
Series 2020-4A, Class B (3 month LIBOR + 1.950%) (D)(G)	6.193	10-20-33	250,000	239,372
Series 2020-5A, Class D (3 month LIBOR + 3.550%) (D)(G)	7.793	01-20-32	250,000	229,169
Benefit Street Partners CLO XIX, Ltd.
Series 2019-19A, Class E (3 month LIBOR + 7.020%) (D)(G)	11.099	01-15-33	250,000	227,148
Bojangles Issuer LLC
Series 2020-1A, Class A2 (D)	3.832	10-20-50	29,775	26,540
DataBank Issuer
Series 2021-1A, Class B (D)	2.650	02-27-51	40,000	34,151
Exeter Automobile Receivables Trust
Series 2020-1A, Class C (D)	2.490	01-15-25	6,868	6,860
First Investors Auto Owner Trust
Series 2021-2A, Class D (D)	1.660	12-15-27	190,000	173,711
FS Rialto
Series 2021-FL3, Class A (1 month LIBOR + 1.250%) (D)(G)	5.137	11-16-36	105,000	99,288
Greystone Commercial Real Estate Notes, Ltd.
Series 2021-FL3, Class B (1 month LIBOR + 1.650%) (D)(G)	5.525	07-15-39	100,000	92,103
JFIN CLO, Ltd.
Series 2016-1A, Class DR (3 month LIBOR + 3.400%) (D)(G)	7.758	10-27-28	150,000	139,398
LAD Auto Receivables Trust
Series 2021-1A, Class B (D)	1.940	11-16-26	40,000	37,307
Lendbuzz Securitization Trust
Series 2021-1A, Class A (D)	1.460	06-15-26	59,954	56,949
Mercury Financial Credit Card Master Trust
Series 2022-1A, Class A (D)	2.500	09-21-26	125,000	118,293
MF1, Ltd.
Series 2022-FL8, Class AS (1 month SOFR + 1.750%) (D)(G)	5.168	02-19-37	100,000	94,883
Neuberger Berman Loan Advisers CLO, Ltd.
Series 2017-26A, Class BR (3 month LIBOR + 1.400%) (D)(G)	5.594	10-18-30	250,000	240,912
Palmer Square Loan Funding, Ltd.
Series 2021-4A, Class C (3 month LIBOR + 2.600%) (D)(G)	6.679	10-15-29	250,000	227,240
Pretium Mortgage Credit Partners LLC
Series 2021-RN1, Class A2 (3.598% to 6-25-25, then 7.598% thereafter) (D)	3.598	02-25-61	100,000	80,051
Progress Residential Trust
Series 2021-SFR2, Class E1 (D)	2.547	04-19-38	100,000	83,652
Series 2021-SFR3, Class D (D)	2.288	05-17-26	100,000	84,980
Series 2022-SFR5, Class D (D)	5.734	06-17-39	100,000	92,098
Sixth Street CLO XVI, Ltd.
Series 2020-16A, Class E (3 month LIBOR + 7.320%) (D)(G)	11.563	10-20-32	150,000	141,131
Sound Point CLO XXVIII, Ltd.
Series 2020-3A, Class C (3 month LIBOR + 2.250%) (D)(G)	6.608	01-25-32	250,000	225,926
Textainer Marine Containers, Ltd.
Series 2021-3A, Class A (D)	1.940	08-20-46	90,000	73,428
Tricon American Homes Trust
Series 2020-SFR2, Class E1 (D)	2.730	11-17-39	100,000	82,147
TRTX Issuer, Ltd.
Series 2019-FL3, Class D (1 month CME Term SOFR + 2.564%) (D)(G)	6.439	10-15-34	100,000	95,430
Venture XIII CLO, Ltd.
Series 2013-13A, Class DR (3 month LIBOR + 3.300%) (D)(G)	6.536	09-10-29	175,000	154,526
VOLT XCV LLC
Series 2021-NPL4, Class A1 (2.240% to 2-25-24, then 5.240% to 2-25-25, then 6.240% thereafter) (D)	2.240	03-27-51	107,693	100,286

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	17

	Shares	Value
Common stocks 0.0%		$10,542
(Cost $36,220)
United States 0.0%		10,542
Paragon Offshore PLC, Litigation Trust A (E)(J)	2,695	270
Paragon Offshore PLC, Litigation Trust B (E)(J)	1,348	8,425
Southcross Holdings GP, Class A (E)(J)	246	0

Workday, Inc., Class A (E)	11	1,847
Preferred securities 0.2%		$221,083
(Cost $221,860)
Bermuda 0.0%		21,226
Athene Holding, Ltd., 6.375% (6.375% to 6-30-25, then 5 Year CMT + 5.970%)	846	21,226
United States 0.2%		199,857
Bank of America Corp., 7.250%	13	15,840
Becton, Dickinson and Company, 6.000%	976	48,195
Fluor Corp., 6.500%	1	1,601
Morgan Stanley, 5.850% (5.850% to 4-15-27, then 3 month LIBOR + 3.491%)	925	22,024
NextEra Energy, Inc., 6.926%	224	10,958
NiSource, Inc., 6.500% (6.500% to 3-15-24, then 5 Year CMT + 3.632%)	1,275	31,263
Reinsurance Group of America, Inc., 5.750% (5.750% to 6-15-26, then 3 month LIBOR + 4.040%)	225	5,695
SCE Trust V, 5.450% (5.450% to 3-15-26, then 3 month LIBOR + 3.790%)	550	10,863
State Street Corp., 5.900% (5.900% to 3-15-24, then 3 month LIBOR + 3.108%)	450	10,940
The Allstate Corp., 5.100% (5.100% to 1-15-23, then 3 month LIBOR + 3.165%)	850	20,953
Wells Fargo & Company, 5.850% (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)	927	21,525

	Par value^	Value
Escrow certificates 0.0%		$46
(Cost $491,686)
Alta Mesa Holdings LP (E)(J)	460,000	46
Texas Competitive Electric Holdings Company LLC (E)(J)	10,820,544	0

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 3.3%				$3,522,515
(Cost $3,522,515)
U.S. Government 0.0%				15,955
U.S. Treasury Bill	3.933	12-27-22	16,000	15,955

	Yield (%)	Shares	Value
Short-term funds 3.3%			3,506,560
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.6508(M)	3,506,560	3,506,560

Total investments (Cost $129,998,459) 107.6%	$115,914,942
Other assets and liabilities, net (7.6%)	(8,237,220)
Total net assets 100.0%	$107,677,722

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
18	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ISK	Icelandic Krona
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Bhat
ZAR	South African Rand

Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
CPI	Consumer Price Index
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $23,235,928 or 21.6% of the fund’s net assets as of 11-30-22.
(E)	Non-income producing security.
(F)	Non-income producing - Issuer is in default.
(G)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(H)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(I)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(J)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(K)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(L)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(M)	The rate shown is the annualized seven-day yield as of 11-30-22.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	19

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Australian Treasury Bond Futures	29	Long	Dec 2022	$2,353,585	$2,446,402	$92,817
10-Year U.S. Treasury Note Futures	29	Long	Mar 2023	3,267,555	3,291,500	23,945
2-Year U.S. Treasury Note Futures	4	Long	Mar 2023	819,453	821,438	1,985
5-Year U.S. Treasury Note Futures	161	Long	Mar 2023	17,402,659	17,479,820	77,161
Ultra U.S. Treasury Bond Futures	19	Long	Mar 2023	2,571,325	2,589,344	18,019
10-Year Canada Government Bond Futures	2	Short	Mar 2023	(186,570)	(186,953)	(383)
10-Year Japan Government Bond Future	7	Short	Dec 2022	(7,518,981)	(7,538,851)	(19,870)
5-Year Canada Government Bond Futures	1	Short	Mar 2023	(83,461)	(83,589)	(128)
Euro-BTP Italian Government Bond Futures	28	Short	Dec 2022	(3,368,408)	(3,476,020)	(107,612)
Euro-Buxl Futures	20	Short	Dec 2022	(3,318,465)	(3,294,540)	23,925
Euro-OAT Futures	10	Short	Dec 2022	(1,361,616)	(1,420,939)	(59,323)
German Euro BOBL Futures	3	Short	Dec 2022	(377,839)	(374,710)	3,129
German Euro BUND Futures	5	Short	Dec 2022	(721,225)	(732,999)	(11,774)
U.K. Long Gilt Bond Futures	2	Short	Mar 2023	(255,680)	(253,079)	2,601
U.S. Treasury Long Bond Futures	44	Short	Mar 2023	(5,516,255)	(5,588,000)	(71,745)
						$(27,253)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	40,000	USD	26,726	BARC	12/21/2022	$445	—
BRL	245,000	USD	46,278	BOA	12/2/2022	934	—
BRL	21,651,000	USD	4,049,310	CITI	12/2/2022	122,893	—
BRL	6,374,000	USD	1,187,391	GSI	12/2/2022	40,894	—
BRL	175,000	USD	33,056	MSI	12/2/2022	667	—
BRL	3,578,000	USD	667,319	SSB	12/2/2022	22,170	—
BRL	3,578,000	USD	661,386	CITI	1/4/2023	23,961	—
BRL	433,000	USD	79,181	CITI	3/2/2023	2,909	—
BRL	580,000	USD	108,391	GSI	3/2/2023	1,569	—
CAD	60,000	USD	43,886	BOA	12/21/2022	733	—
CAD	40,000	USD	29,754	BARC	12/21/2022	—	$(8)
CAD	55,000	USD	40,037	GSI	12/21/2022	863	—
CAD	1,395,000	USD	1,042,144	GSI	12/30/2022	—	(4,556)
CLP	43,708,000	USD	48,347	GSI	12/21/2022	588	—
CLP	103,844,000	USD	110,563	SSB	12/21/2022	5,697	—
CLP	70,643,000	USD	77,613	SSB	12/30/2022	1,370	—
CNY	421,000	USD	60,155	BARC	12/21/2022	—	(317)
CNY	753,000	USD	105,517	GSI	12/21/2022	1,509	—
CNY	383,000	USD	55,106	MSI	12/21/2022	—	(669)
COP	100,800,000	USD	22,193	BOA	12/21/2022	—	(1,379)
COP	35,700,000	USD	7,874	GSI	12/21/2022	—	(502)
COP	126,200,000	USD	27,272	MSI	12/21/2022	—	(1,213)
COP	787,730,000	USD	163,204	SSB	12/21/2022	—	(544)
COP	5,765,401,000	USD	1,173,697	CITI	12/29/2022	15,419	—
CZK	1,480,000	USD	59,358	GSI	12/21/2022	3,843	—
CZK	210,000	USD	8,395	JPM	12/21/2022	573	—
CZK	2,571,000	USD	103,577	MSI	12/21/2022	6,212	—
EGP	4,820,000	USD	224,499	CITI	12/21/2022	—	(29,977)
EGP	1,620,000	USD	60,994	CITI	6/1/2023	—	(327)
EUR	114,000	USD	115,629	BOA	12/21/2022	3,190	—
EUR	108,000	USD	108,160	BARC	12/21/2022	4,406	—
20	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
EUR	83,000	USD	82,101	CITI	12/21/2022	$4,408	—
EUR	59,000	USD	58,042	GSI	12/21/2022	3,451	—
EUR	247,000	USD	248,053	JPM	12/21/2022	9,386	—
EUR	763,000	USD	793,854	BARC	12/30/2022	2,073	—
EUR	2,948,000	USD	3,039,527	GSI	12/30/2022	35,695	—
EUR	229,000	USD	237,594	JPM	12/30/2022	1,288	—
EUR	382,000	USD	396,797	MSI	12/30/2022	1,688	—
GBP	18,000	USD	19,383	GSI	12/21/2022	2,327	—
GBP	27,000	USD	32,474	JPM	12/21/2022	91	—
GBP	31,000	USD	35,056	MSI	12/21/2022	2,333	—
GBP	1,137,000	USD	1,358,056	JPM	12/30/2022	13,807	—
HUF	34,900,000	USD	81,722	BOA	12/21/2022	6,525	—
HUF	110,658,000	USD	271,332	GSI	12/21/2022	8,473	—
HUF	2,200,000	USD	5,275	MSI	12/21/2022	287	—
HUF	517,761,000	USD	1,293,432	JPM	12/30/2022	12,531	—
IDR	934,069,000	USD	59,374	BOA	12/21/2022	339	—
IDR	3,783,000,000	USD	252,599	CITI	12/21/2022	—	$(10,761)
IDR	2,927,000,000	USD	190,314	GSI	12/21/2022	—	(3,198)
IDR	448,000,000	USD	28,634	JPM	12/21/2022	6	—
IDR	20,040,823,000	USD	1,278,122	SSB	12/30/2022	2,286	—
INR	6,060,000	USD	75,494	GSI	12/21/2022	—	(1,008)
INR	5,890,000	USD	72,194	JPM	12/21/2022	203	—
JPY	311,370,000	USD	2,211,890	GSI	12/30/2022	51,343	—
KRW	828,797,000	USD	611,771	JPM	12/29/2022	23,712	—
KZT	32,100,000	USD	66,505	GSI	3/15/2023	197	—
MXN	6,821,000	USD	333,322	CITI	12/21/2022	19,054	—
MXN	892,000	USD	44,974	GSI	12/21/2022	1,109	—
MXN	2,538,000	USD	130,961	MSI	12/21/2022	153	—
MXN	25,648,000	USD	1,310,711	GSI	12/30/2022	12,274	—
NOK	3,714,000	USD	373,262	BOA	12/30/2022	4,273	—
NOK	17,790,000	USD	1,753,608	BARC	12/30/2022	54,782	—
NZD	50,000	USD	30,754	BOA	12/21/2022	760	—
NZD	35,000	USD	20,694	JPM	12/21/2022	1,366	—
NZD	3,870,000	USD	2,380,062	BOA	12/30/2022	59,576	—
PEN	155,000	USD	39,460	BOA	12/21/2022	889	—
PEN	400,000	USD	101,803	CITI	12/21/2022	2,323	—
PEN	137,000	USD	34,218	SSB	12/21/2022	1,445	—
PHP	990,000	USD	17,500	GSI	12/21/2022	55	—
PHP	1,780,000	USD	30,433	JPM	12/21/2022	1,131	—
PHP	1,790,000	USD	31,187	MSI	12/21/2022	554	—
PHP	27,762,000	USD	485,265	SSB	12/29/2022	6,908	—
PLN	520,000	USD	113,061	BOA	12/21/2022	2,336	—
PLN	2,792,000	USD	581,417	GSI	12/21/2022	38,174	—
PLN	285,000	USD	60,656	MSI	12/21/2022	2,590	—
RON	243,000	USD	51,381	BARC	12/21/2022	—	(131)
RON	1,741,000	USD	353,577	GSI	12/21/2022	13,609	—
SEK	21,932,000	USD	2,058,647	JPM	12/30/2022	34,284	—
SGD	40,000	USD	28,527	BOA	12/21/2022	870	—
SGD	40,000	USD	28,425	GSI	12/21/2022	971	—
SGD	350,000	USD	248,451	JPM	12/21/2022	8,772	—
SGD	40,000	USD	28,384	MSI	12/21/2022	1,013	—
THB	1,160,000	USD	31,343	BARC	12/21/2022	1,616	—
THB	2,470,000	USD	69,246	GSI	12/21/2022	934	—
THB	15,140,000	USD	411,749	JPM	12/21/2022	18,425	—
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	21

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
THB	1,697,000	USD	47,953	MSI	12/21/2022	$264	—
THB	35,437,000	USD	983,269	CITI	12/30/2022	24,697	—
TRY	265,000	USD	13,287	BARC	12/21/2022	812	—
TRY	1,550,000	USD	79,092	GSI	12/21/2022	3,374	—
TRY	2,347,000	USD	123,442	GSI	12/30/2022	840	—
USD	50,174	AUD	75,000	MSI	12/21/2022	—	$(773)
USD	4,466,362	AUD	6,716,000	GSI	12/30/2022	—	(97,785)
USD	45,295	BRL	245,000	BOA	12/2/2022	—	(1,917)
USD	4,083,927	BRL	21,651,000	CITI	12/2/2022	—	(88,271)
USD	1,200,800	BRL	6,374,000	GSI	12/2/2022	—	(27,486)
USD	33,879	BRL	175,000	MSI	12/2/2022	156	—
USD	2,730,534	BRL	14,644,000	SSB	12/2/2022	—	(91,400)
USD	2,675,490	BRL	14,474,000	CITI	1/4/2023	—	(96,930)
USD	113,780	CAD	155,000	JPM	12/21/2022	—	(1,485)
USD	2,728,999	CAD	3,653,000	GSI	12/30/2022	11,930	—
USD	1,309,103	CHF	1,242,000	GSI	12/30/2022	—	(8,519)
USD	30,512	CLP	28,651,000	CITI	12/21/2022	—	(1,565)
USD	138,785	CLP	128,300,000	SSB	12/21/2022	—	(4,859)
USD	304,463	CLP	283,973,000	MSI	12/30/2022	—	(13,034)
USD	334,468	CNY	2,415,000	GSI	12/21/2022	—	(8,784)
USD	58,078	CNY	409,000	MSI	12/21/2022	—	(55)
USD	1,637,627	CNY	11,692,000	JPM	12/30/2022	—	(25,356)
USD	803,087	CNY	5,655,000	MSI	12/30/2022	—	(1,237)
USD	11,724	COP	55,300,000	BARC	12/21/2022	305	—
USD	59,180	COP	278,900,000	CITI	12/21/2022	1,590	—
USD	25,040	COP	124,400,000	GSI	12/21/2022	—	(647)
USD	315,675	COP	1,418,200,000	MSI	12/21/2022	22,830	—
USD	175,697	COP	873,300,000	SSB	12/21/2022	—	(4,631)
USD	127,561	COP	626,600,000	CITI	12/29/2022	—	(1,676)
USD	67,078	CZK	1,682,000	CITI	12/21/2022	—	(4,748)
USD	25,207	CZK	628,000	MSI	12/21/2022	—	(1,611)
USD	1,238,951	CZK	29,483,000	MSI	12/30/2022	—	(19,781)
USD	40,718	EGP	1,010,000	CITI	12/29/2022	114	—
USD	197,502	EUR	196,000	BOA	12/21/2022	—	(6,783)
USD	91,893	EUR	90,000	BARC	12/21/2022	—	(1,911)
USD	16,545	EUR	17,000	CITI	12/21/2022	—	(1,174)
USD	52,611	EUR	54,000	GSI	12/21/2022	—	(3,672)
USD	332,603	EUR	325,000	JPM	12/21/2022	—	(6,135)
USD	66,831	EUR	67,000	MSI	12/21/2022	—	(3,000)
USD	482,729	EUR	466,000	BARC	12/30/2022	—	(3,381)
USD	9,741,944	EUR	9,448,594	GSI	12/30/2022	—	(114,405)
USD	94,530	EUR	91,000	MSI	12/30/2022	—	(397)
USD	20,700	GBP	18,000	BOA	12/21/2022	—	(1,010)
USD	30,906	GBP	28,000	JPM	12/21/2022	—	(2,865)
USD	79,450	GBP	69,000	MSI	12/21/2022	—	(3,770)
USD	55,250	GBP	46,000	CITI	12/30/2022	—	(252)
USD	324,882	GBP	272,000	JPM	12/30/2022	—	(3,303)
USD	101,511	HUF	41,400,000	BOA	12/21/2022	—	(3,172)
USD	37,401	HUF	16,472,000	GSI	12/21/2022	—	(4,249)
USD	95,678	HUF	38,300,000	JPM	12/30/2022	—	(927)
USD	38,738	IDR	583,000,000	CITI	12/21/2022	1,468	—
USD	115,553	IDR	1,795,000,000	GSI	12/21/2022	804	—
USD	232,527	IDR	3,646,000,000	SSB	12/30/2022	—	(416)
USD	143,371	INR	11,950,000	JPM	12/21/2022	—	(3,512)
22	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	1,323,727	INR	108,350,000	CITI	12/30/2022	—	$(7,285)
USD	235,479	JPY	32,453,000	BARC	12/30/2022	—	(410)
USD	6,017,219	JPY	847,050,000	GSI	12/30/2022	—	(139,672)
USD	9,940,147	KRW	13,466,414,000	JPM	12/29/2022	—	(385,274)
USD	23,931	MXN	480,000	BOA	12/21/2022	—	(866)
USD	362,999	MXN	7,323,000	GSI	12/21/2022	—	(15,311)
USD	13,944	MXN	270,000	MSI	12/21/2022	—	(4)
USD	294,256	MXN	5,758,000	GSI	12/30/2022	—	(2,756)
USD	366,099	NOK	3,714,000	BARC	12/30/2022	—	(11,437)
USD	82,802	NZD	140,000	JPM	12/21/2022	—	(5,438)
USD	5,175,867	NZD	8,416,000	BOA	12/30/2022	—	(129,559)
USD	102,461	PEN	395,000	BOA	12/21/2022	—	(364)
USD	22,691	PEN	89,000	CITI	12/21/2022	—	(477)
USD	12,448	PEN	48,000	GSI	12/21/2022	—	(47)
USD	314,336	PEN	1,236,000	MSI	12/21/2022	—	(7,415)
USD	13,759	PEN	53,000	SSB	12/21/2022	—	(38)
USD	78,817	PEN	305,000	CITI	12/30/2022	—	(517)
USD	101,854	PHP	5,860,000	GSI	12/21/2022	—	(2,059)
USD	43,062	PLN	215,000	BOA	12/21/2022	—	(4,650)
USD	141,914	PLN	701,000	GSI	12/21/2022	—	(13,648)
USD	7,057	PLN	35,000	JPM	12/21/2022	—	(710)
USD	141,334	PLN	654,000	MSI	12/21/2022	—	(3,799)
USD	1,514,449	PLN	6,952,000	CITI	12/30/2022	—	(24,174)
USD	22,070	RON	105,000	CITI	12/21/2022	—	(75)
USD	94,472	RON	480,000	GSI	12/21/2022	—	(6,763)
USD	64,511	RON	312,000	JPM	12/21/2022	—	(1,292)
USD	119,641	RON	575,000	BARC	12/30/2022	—	(1,608)
USD	179,648	SGD	255,000	BOA	12/21/2022	—	(7,757)
USD	29,101	SGD	40,000	BARC	12/21/2022	—	(296)
USD	29,137	SGD	40,000	CITI	12/21/2022	—	(260)
USD	72,635	SGD	100,000	JPM	12/21/2022	—	(857)
USD	35,576	SGD	50,000	MSI	12/21/2022	—	(1,170)
USD	1,329,984	SGD	1,837,000	MSI	12/30/2022	—	(20,146)
USD	47,268	THB	1,680,000	BARC	12/21/2022	—	(465)
USD	79,527	THB	2,970,000	GSI	12/21/2022	—	(4,860)
USD	986,553	THB	35,437,000	BARC	12/30/2022	—	(21,412)
USD	245,006	THB	8,830,000	CITI	12/30/2022	—	(6,154)
USD	15,970	TRY	300,000	GSI	12/21/2022	$9	—
USD	105,191	TRY	2,000,000	GSI	12/30/2022	—	(716)
USD	154,034	ZAR	2,827,000	BOA	12/21/2022	—	(9,305)
USD	55,442	ZAR	1,024,000	BARC	12/21/2022	—	(3,723)
USD	34,067	ZAR	608,000	CITI	12/21/2022	—	(1,062)
USD	223,936	ZAR	3,883,000	GSI	12/21/2022	—	(418)
USD	3,259	ZAR	60,000	MSI	12/21/2022	—	(208)
USD	1,480,214	ZAR	25,682,000	BARC	12/30/2022	—	(2,387)
UYU	2,195,000	USD	52,892	CITI	12/21/2022	2,554	—
UYU	1,600,000	USD	39,375	JPM	3/15/2023	477	—
ZAR	2,570,000	USD	144,302	GSI	12/21/2022	4,189	—
ZAR	1,867,000	USD	109,574	MSI	12/21/2022	—	(1,702)
						$809,953	$(1,570,020)
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	23

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	9,330,000	MXN	MXN TIIE Banxico	Fixed 7.840%	Monthly	Monthly	Mar 2027	$402	$(16,461)	$(16,059)
Centrally cleared	8,650,000	NZD	NZD BBR FRA	Fixed 2.660%	Semi-Annual	Quarterly	Mar 2027	(17,759)	(395,358)	(413,117)
Centrally cleared	2,700,000	NZD	NZD BBR FRA	Fixed 2.750%	Semi-Annual	Quarterly	Mar 2027	2,435	(125,164)	(122,729)
Centrally cleared	2,770,000	NZD	NZD BBR FRA	Fixed 2.590%	Semi-Annual	Quarterly	Mar 2027	1,211	(138,468)	(137,257)
Centrally cleared	631,420,000	HUF	HUF BUBOR Reuters	Fixed 5.130%	Annual	Semi-Annual	Mar 2027	984	(211,917)	(210,933)
Centrally cleared	1,268,960,000	HUF	HUF BUBOR Reuters	Fixed 5.000%	Annual	Semi-Annual	Mar 2027	6,914	(447,296)	(440,382)
Centrally cleared	3,205,000	PLN	Fixed 6.445%	PLN WIBOR WIBO	Annual	Semi-Annual	Dec 2027	—	(17,405)	(17,405)
Centrally cleared	104,180,000	HUF	HUF BUBOR Reuters	Fixed 11.150%	Annual	Semi-Annual	Dec 2027	—	22,329	22,329
Centrally cleared	3,205,000	PLN	Fixed 6.463%	PLN WIBOR WIBO	Annual	Semi-Annual	Dec 2027	—	(17,928)	(17,928)
Centrally cleared	25,040,000	NOK	NOK NIBOR NIBR	Fixed 3.550%	Annual	Semi-Annual	Dec 2027	—	13,008	13,008
Centrally cleared	203,640,000	INR	Fixed 6.410%	INR MIBOR Compounded OIS	Semi-Annual	Semi-Annual	Dec 2027	(10,257)	1,976	(8,281)
Centrally cleared	2,606,560,000	KRW	KRW CD KSDA Bloomberg	Fixed 4.320%	Quarterly	Quarterly	Mar 2028	—	74,351	74,351
Centrally cleared	12,095,000	SEK	SEK STIBOR SIDE	Fixed 2.920%	Annual	Quarterly	Feb 2028	—	2,224	2,224
Centrally cleared	18,755,000	MXN	MXN TIIE Banxico	Fixed 7.340%	Monthly	Monthly	Mar 2032	340	(78,372)	(78,032)
Centrally cleared	13,935,000	ZAR	ZAR JIBAR SAFEX	Fixed 9.255%	Quarterly	Quarterly	Mar 2033	—	9,796	9,796
								$(15,730)	$(1,324,685)	$(1,340,415)

Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	Federative Republic of Brazil	482,000	USD	$482,000	1.000%	Quarterly	Dec 2026	$23,865	$(7,128)	$16,737
MSI	Government of Japan	2,090,000	USD	2,090,000	1.000%	Quarterly	Dec 2024	(31,373)	(10,522)	(41,895)
				$2,572,000				$(7,508)	$(17,650)	$(25,158)
Centrally cleared	CDX.NA.HY.38	408,870	USD	408,870	5.000%	Quarterly	Jun 2027	1,572	(18,985)	(17,413)
Centrally cleared	CDX.NA.HY.39	32,000	USD	32,000	5.000%	Quarterly	Dec 2027	(454)	(465)	(919)
Centrally cleared	CDX.NA.IG.39	4,255,000	USD	4,255,000	1.000%	Quarterly	Dec 2027	(17,439)	(37,737)	(55,176)
				$4,695,870				$(16,321)	$(57,187)	$(73,508)
				$7,267,870				$(23,829)	$(74,837)	$(98,666)

Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	1,075,000	Dec 2022	JPM	—	$(40,674)	$(40,674)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	540,000	Dec 2022	JPM	—	(23,880)	(23,880)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	1,080,000	Dec 2022	JPM	—	(54,701)	(54,701)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	2,930,000	Mar 2023	MSI	—	81,945	81,945
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	1,100,000	Jun 2023	MSI	—	(52,252)	(52,252)
Pay	iBoxx $ Liquid High Yield Index	1-Day USD Compounded SOFR	At Maturity	USD	1,030,000	Jun 2023	MSI	—	(29,829)	(29,829)
								—	$(119,391)	$(119,391)
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
24	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Inflation swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	USD notional amount	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
BARC	390,000	USD	$390,000	USA CPI All Urban Consumers	Fixed 2.614%	At Maturity	At Maturity	Jun 2026	—	$(31,102)	$(31,102)
BARC	1,990,000	USD	1,990,000	Fixed 3.243%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	—	6,557	6,557
BARC	2,010,000	USD	2,010,000	Fixed 3.243%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	—	6,623	6,623
BARC	3,910,000	USD	3,910,000	Fixed 3.147%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	—	30,983	30,983
BARC	780,000	USD	780,000	Fixed 2.875%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2052	—	(44,889)	(44,889)
BOA	810,000	USD	810,000	USA CPI All Urban Consumers	Fixed 2.402%	At Maturity	At Maturity	Mar 2026	—	(78,402)	(78,402)
CITI	1,260,000	USD	1,260,000	Fixed 3.257%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	—	3,264	3,264
CITI	1,170,000	USD	1,170,000	Fixed 3.257%	USA CPI All Urban Consumers	At Maturity	At Maturity	Apr 2027	$(136)	3,167	3,031
CITI	1,500,000	USD	1,500,000	Fixed 2.793%	USA CPI All Urban Consumers	At Maturity	At Maturity	Feb 2052	—	(51,246)	(51,246)
			$13,820,000						$(136)	$(155,045)	$(155,181)

Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Derivatives Abbreviations
BARC	Barclays Bank PLC
BBR	Bank Bill Rate
BOA	Bank of America, N.A.
BUBOR	Budapest Interbank Offered Rate
CITI	Citibank, N.A.
CPI	Consumer Price Index
GSI	Goldman Sachs International
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND	25

JIBAR	Johannesburg Interbank Agreed Rate
JPM	JPMorgan Chase Bank, N.A.
KSDA	Korea Securities Dealers Association
MIBOR	Mumbai Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
NIBOR	Norwegian Interbank Offered Rate
OIS	Overnight Index Swap
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
SSB	State Street Bank and Trust Company
STIBOR	Stockholm Interbank Offered Rate
TIIE	Tasa de Interes Interbancario de Equilibrio (Interbank Equilibrium Interest Rate)
WIBOR	Warsaw Interbank Offered Rate
26	JOHN HANCOCK OPPORTUNISTIC FIXED INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2022, by major security category or type:
	Total value at 11-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$16,939,240	—	$16,939,240	—
Foreign government obligations	51,877,974	—	51,877,974	—
Corporate bonds	26,671,394	—	26,671,394	—
Convertible bonds	3,892,091	—	3,892,091	—
Municipal bonds	1,475,207	—	1,475,207	—
Term loans	4,279,567	—	4,279,567	—
Collateralized mortgage obligations	3,768,304	—	3,768,304	—
Asset backed securities	3,256,979	—	3,256,979	—
Common stocks	10,542	$1,847	—	$8,695
Preferred securities	221,083	219,482	1,601	—
Escrow certificates	46	—	—	46
Short-term investments	3,522,515	3,506,560	15,955	—
Total investments in securities	$115,914,942	$3,727,889	$112,178,312	$8,741
Derivatives:
Assets
Futures	$243,582	$243,582	—	—
Forward foreign currency contracts	809,953	—	$809,953	—
Swap contracts	270,848	—	270,848	—
|	27

	Total value at 11-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Liabilities
Futures	$(270,835)	$(270,835)	—	—
Forward foreign currency contracts	(1,570,020)	—	$(1,570,020)	—
Swap contracts	(1,984,501)	—	(1,984,501)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
28	|